Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [abstract]
Trade receivables from concentrate sales	$ 33,642	$ 28,132
Advances and other receivables	2,419	3,179
Value added taxes recoverable	11,646	1,458
Total accounts and other receivables	$ 47,707	$ 32,769